Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016